RENEE M. HARDT 312-609-7616 rhardt@vedderprice.com

April 30, 2009

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Wilshire Variable Insurance Trust Post-Effective Amendment No. 38 under the Securities Act of 1933 and No. 39 under the Investment Company Act of 1940 File Nos. 333-15881 and 811-07917

To the Commission:

Wilshire Mutual Funds, Inc. (the “Fund”) is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Fund’s Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A (Post-Effective Amendment No. 39 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of making non-material changes.  We intend for this Amendment to become effective on May 1, 2009.

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485.  Please contact the undersigned at (312) 609-7616 if you have any questions.

Very truly yours,

/s/ Renee M. Hardt

RMH/ser
Enclosures